Statement of Additional Information Supplement

June 28, 2013

Morgan Stanley Institutional Fund Trust

Supplement dated June 28, 2013 to the Morgan Stanley Institutional Fund Trust Statement of Additional Information dated January 31, 2013

Effective July 1, 2013, the Board of Trustees of Morgan Stanley Institutional Fund Trust (the "Fund") has approved changing the transfer agent of the Fund from Morgan Stanley Services Company Inc. to Boston Financial Data Services, Inc.

As a result, effective July 1, 2013, all references in the Fund's Statement of Additional Information ("SAI") to Morgan Stanley Services Company Inc., as transfer agent, are hereby deleted and replaced with Boston Financial Data Services, Inc.

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The second paragraph of the section of the SAI entitled "Other Service Providers" is hereby deleted and replaced with the following:

Transfer and Dividend Disbursing Agent. Boston Financial Data Services, Inc., 2000 Crown Colony Drive, Quincy, Massachusetts 02169-0953, serves as the Fund's Transfer Agent and Dividend Disbursing Agent.

Please retain this supplement for future reference.